Deferred Tax Assets and Liabilities - Summary of Deferred Tax Assets and Liabilities by Type of Temporary Difference (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Deferred Taxes [line items]
Assets	$ 2,493	$ 2,935
Liabilities	(11,321)	(11,874)
Net	(8,828)	(8,939)	$ (9,518)	$ (10,235)
Netting by taxable entity - Assets	(2,007)	(1,679)
Netting by taxable entity - Liabilities	2,007	1,679
Net deferred tax assets/(liabilities), Assets	2,493	2,935
Net deferred tax assets/(liabilities), Liabilities	(11,321)	(11,874)
Net deferred tax assets/(liabilities), Net	(8,828)	(8,939)
Property, Plant and Equipment [member]
Disclosure Of Deferred Taxes [line items]
Assets	261	230
Liabilities	(2,026)	(2,115)
Net	(1,766)	(1,885)
Intangible assets [member]
Disclosure Of Deferred Taxes [line items]
Assets	139	143
Liabilities	(9,296)	(9,661)
Net	(9,157)	(9,518)
Inventory [member]
Disclosure Of Deferred Taxes [line items]
Assets	79	108
Liabilities	(88)	(78)
Net	(9)	30
Trades and other receivables [member]
Disclosure Of Deferred Taxes [line items]
Assets	24	43
Net	24	43
Interest bearing loans and borrowings [member]
Disclosure Of Deferred Taxes [line items]
Assets	868	671
Liabilities	(406)	(451)
Net	462	220
Employee benefits [member]
Disclosure Of Deferred Taxes [line items]
Assets	365	431
Liabilities	(20)	(8)
Net	345	423
Provisions [member]
Disclosure Of Deferred Taxes [line items]
Assets	608	648
Liabilities	(39)	(44)
Net	569	604
Derivatives [member]
Disclosure Of Deferred Taxes [line items]
Assets	10	71
Liabilities	(101)	(17)
Net	(90)	54
Other items [member]
Disclosure Of Deferred Taxes [line items]
Assets	539	487
Liabilities	(1,352)	(1,180)
Net	(813)	(693)
Loss carry forwards [member]
Disclosure Of Deferred Taxes [line items]
Assets	1,606	1,782
Net	1,606	1,782
Gross deferred tax assets/(liabilities) [member]
Disclosure Of Deferred Taxes [line items]
Assets	4,500	4,614
Liabilities	(13,327)	(13,553)
Net	$ (8,828)	$ (8,939)